INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

11.INCOME TAXES

Cayman Islands

The Group is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Group is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Group’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended December 31, 2025, 2024 and 2023. Therefore, no Hong Kong profit tax has been provided for the years ended December 31, 2025, 2024 and 2023.

11.INCOME TAXES (CONTINUED)

PRC

The Group’s PRC subsidiaries, VIEs and their subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The components of the income tax expense are as follows:

	For the years ended December 31,
	2025	2024	2023
Current income tax expense	$—	$—	$(1)
Deferred income tax benefit	2,733	931	229
Total income tax benefit	$2,733	$931	$228

The reconciliations of the statutory income tax rate and the Group’s effective income tax rate are as follows:

	For the years ended December 31,
	2025	2024	2023
Net loss before provision for income taxes	$56,641	$41,911	$53,782
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	14,160	10,477	13,446
Fair value change on warrants	5	53	(52)
Non-deductible loss and SBC expenses not deductible for tax purposes	(6,397)	(2,818)	(3,075)
Effect of income tax rate differences in jurisdictions other than the PRC	(4,574)	(6,378)	(1,636)
NOL not applicable for carryforward	—	4	—
Change in valuation allowance	(461)	(407)	(8,455)
Income tax benefit	$2,733	$931	$228
Effective tax rates	4.83%	2.22%	0.42%

11.INCOME TAXES (CONTINUED)

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset as of December 31, 2025 and 2024 is as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Write-down of prepaid expenses and other current assets	$8,027	$8,028
Net operating loss carry forwards	1,767	1,251
Sub-total	9,794	9,279
Deferred tax liabilities:
Intangible assets acquired in business combination	(2,125)	(2,333)

Less: valuation allowance	(9,794)	(9,279)
Deferred tax liabilities, net	$(2,125)	$(2,333)

Deferred tax assets of approximately $1.8 million and $1.3 million were recognized from net operating loss carry forwards as of December 31, 2025 and 2024, respectively. The Group assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2025 and 2024, full valuation allowances were established because the Group believes that it is more likely than not that its deferred tax assets will not be utilized as it does not expect to generate sufficient taxable income in the near future.

The movements of the valuation allowance are as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$9,279	$9,180	$1,061
Current year addition	466	407	8,455
Decrease in disposal of subsidiaries	(531)	(239)	—
Exchange rate effect	580	(69)	(336)
Balance at the end of the year	$9,794	$9,279	$9,180

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2019 to present of the Group’s PRC subsidiaries remain subject to tax audits as of December 31, 2024 at the tax authority’s discretion.